UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2006

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 25, 2006


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        41
FORM 13F INFORMATION VALUE TOTAL:              $357416

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1853     38153   Sole		     38153
Amgen Inc.      Common  031162100    484      6772   Sole                     6772
Anheuser Busch  Common  035229103    377      7943   Sole                     7943
Automatic Data 	Common	053015103   4413     93219   Sole                    93219
BP PLC          Common  055622104    203      3100   Sole                     3100
Berkshire Hath	Common	084670108  71754       749   Sole                      749
Berkshire Hath	Common	084670207  10865      3423   Sole                     3423
Buckeye PartnersL.P.    118230101    266      6100   Sole                     6100
Chevron Corp    Common	166764100    736     11346   Sole                    11346
Cisco Systems	Common	17275R102   5236    227838   Sole                   227838
Coca-Cola Co.	Common	191216100  10453    233951   Sole                   233951
Emerson Elec.	Common	291011104    621      7405   Sole                     7405
ExxonMobil	Common	30231G102   5188     77311   Sole                    77311
First Data      Common	319963104  14118    617326   Sole                   617326
General ElectricCommon	369604103   9659    273627   Sole                   273627
Hewlett Packard	Common	428236103   1389     37857   Sole                    37857
H.J. Heinz Co.	Common	423074103   1251     29838   Sole		     29838
IBM		Common	459200101   1045     12755   Sole                    12755
Intel Corp.	Common	458140100   5138    249763   Sole                   249763
Johnson & JohnsoCommon	478160104  28675    441559   Sole                   441559
Linear TechnologCommon	535678106  22504    723126   Sole		    723126
Loews Corp	Common	540424108    216      5712   Sole                     5712
Medtronic	Common	585055106  12199    262676   Sole                   262676
Mellon FinancialCommon	58551A108    453     11586   Sole                    11586
Microsoft	Common	594918104  29310   1071664   Sole                  1071664
3M Company 	Common	604059105   1374     18468   Sole                    18468
Moody's Corp.	Common	615369105  36956    565248   Sole		    565248
National City 	Common	635405103   1601     43740   Sole                    43740
Paychex Inc     Common  704326107    468     12712   Sole                    12712
PepsiCo		Common	713448108   1728     26472   Sole                    26472
Pfizer Inc.	Common	717081103   2144     75586   Sole                    75586
Procter & GambleCommon	742718109  25999    419475   Sole                   419475
Royal Dutch ShelCommon  780259206    266      4025   Sole                     4025
Sysco Corp.     Common  871829107    210      6287   Sole                     6287
United TechnologCommon  913017109    279      4400   Sole                     4400
Valspar Corp.	Common	920355104    325     12200   Sole                    12200
Walgreen Co.	Common	931422109  25736    579765   Sole                   579765
Wal-mart Stores Common  931142103    573     11622   Sole                    11622
Walt Disney Co.	Common	254687106    745     24106   Sole                    24106
Western Union   Common  959802109  11906    622373   Sole		    622373
Wm. Wrigley Jr. Common	982526105   7903    171576   Sole                   171576
Wyeth           Common  983024100    797     15673   Sole                    15673